Derivative Warrant Liabilities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Warrant Liabilities [Line Items]
Fair value adjustment of warrants		$ (10,132)	$ 11,412
Common Stock [Member]
Derivative Warrant Liabilities [Line Items]
Stock issued during period, shares, new issues	2,282,759	7,668,280
Common stock shares issued		101
Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Fair value adjustment of warrants		$ 10,100	$ 11,400
IPO [Member] | DMY [Member] | Common Class A [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share				$ 11.5
Private Placement [Member] | DMY [Member] | DMY Sponsor [Member] | Common Stock [Member]
Derivative Warrant Liabilities [Line Items]
Number of securities issued by each warrant		1
Private Placement [Member] | DMY [Member] | Common Class A [Member] | DMY Sponsor [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share				$ 11.5
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise		0
Exercise price per share		$ 11.5	$ 11.5
Class of warrants or rights outstanding		7,668,280	7,668,381
Proceeds from warrants exercises		$ 100
Public Warrants [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise		101
Public Warrants [Member] | IPO [Member] | DMY [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise				9,200,000
Public Warrants [Member] | From The Completion Of Business Combination [Member]
Derivative Warrant Liabilities [Line Items]
Warrants exercisable term from the date of completion of business combination			30 days
Public Warrants [Member] | From The Closing Of Initial Public Offer [Member]
Derivative Warrant Liabilities [Line Items]
Warrants exercisable term from the closing of IPO			12 months
Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding		0
Class of warrants or rights lock in period				30 days
Private Placement Warrants [Member] | Private Placement [Member] | DMY [Member] | DMY Sponsor [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise				5,013,333